Average Annual Total Returns			12 Months Ended		60 Months Ended		120 Months Ended
		Jul. 29, 2026	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			17.15%		13.15%		14.29%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Russell 1000® Growth Index*(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[1]		18.56%		15.32%		18.13%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	Russell 2000® Growth Index*(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			13.01%	[3]	3.18%	[2]	9.57%	[3]
Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[4]	Russell 3000® Growth Index*(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[4]		18.15%		14.59%		17.59%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5]	Russell 1000® Index*(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[5]		17.37%		13.59%		14.59%
Bloomberg Universal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Universal Bond Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			7.58%		0.06%		2.44%
ICE BofA US High Yield® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[6]	ICE BofA US High Yield Index*(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[6]		8.59%		4.55%		6.48%
FTSE Global All Cap ex US Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		FTSE Global All Cap ex US Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			32.37%		8.38%		8.88%
FTSE All-World ex US Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[7]	FTSE All-World ex US Index*(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[7]		32.59%		8.54%		9.01%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[8]	Russell Midcap® Growth Index*(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			8.66%	[9]	6.65%	[9]	12.49%	[8]
Buffalo Blue Chip Growth Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			16.25%		13.62%		15.42%
Buffalo Blue Chip Growth Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			14.46%		11.76%		14.02%
Buffalo Blue Chip Growth Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			10.82%		10.50%		12.60%
Buffalo Blue Chip Growth Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			16.42%		13.76%		15.58%
Buffalo Early Stage Growth Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			3.12%		(1.89%)		9.33%
Buffalo Early Stage Growth Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			1.91%		(3.00%)		7.08%
Buffalo Early Stage Growth Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.68%		(1.52%)		6.96%
Buffalo Early Stage Growth Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			3.28%		(1.78%)		9.48%
Buffalo Flexible Allocation Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			10.39%		12.07%		9.04%
Buffalo Flexible Allocation Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			8.15%		10.72%		7.84%
Buffalo Flexible Allocation Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			7.72%		9.48%		7.11%
Buffalo Flexible Allocation Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			10.51%		12.23%		9.19%
Buffalo Growth Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			13.92%		11.26%		14.09%
Buffalo Growth Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			12.37%		9.53%		11.42%
Buffalo Growth Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			9.37%		8.65%		10.77%
Buffalo Growth Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			14.04%		11.39%		14.24%
Buffalo Growth & Income Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			8.40%		11.53%		12.43%
Buffalo Growth & Income Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			8.06%		11.04%		11.89%
Buffalo Growth & Income Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.18%		9.09%		10.21%
Buffalo Growth & Income Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			8.54%		11.69%		12.60%
Buffalo High Yield Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.11%		5.13%		5.70%
Buffalo High Yield Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			2.28%		2.24%		3.23%
Buffalo High Yield Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.01%		2.70%		3.34%
Buffalo High Yield Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.26%		5.28%		5.85%
Buffalo International Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			17.08%		4.68%		8.83%
Buffalo International Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			17.00%		4.54%		8.73%
Buffalo International Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			10.43%		3.74%		7.35%
Buffalo International Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			17.28%		4.84%		8.99%
Buffalo Mid Cap Discovery Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(1.80%)		0.54%		8.40%
Buffalo Mid Cap Discovery Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(5.83%)		(1.90%)		6.08%
Buffalo Mid Cap Discovery Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			1.89%		0.20%		6.41%
Buffalo Mid Cap Discovery Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(1.65%)		0.68%		8.56%
Buffalo Mid Cap Growth Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(1.66%)		1.99%		8.59%
Buffalo Mid Cap Growth Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(3.83%)		0.15%		6.33%
Buffalo Mid Cap Growth Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			0.59%		1.42%		6.48%
Buffalo Mid Cap Growth Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(1.52%)		2.12%		8.74%
Buffalo Small Cap Growth Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(0.13%)		(4.02%)		9.28%
Buffalo Small Cap Growth Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(0.13%)		(4.75%)		6.55%
Buffalo Small Cap Growth Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(0.08%)		(3.06%)		6.75%
Buffalo Small Cap Growth Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(0.07%)		(3.92%)		9.42%

[1]	A secondary performance benchmark is provided to show how the Fund’s performance compares with the returns of an index that is more appropriate given the holdings of the Fund.
[2]	A secondary performance benchmark is provided to show how the Fund’s performance compares with the returns of an index that is more appropriate given the holdings of the Fund.
[3]	A secondary performance benchmark is provided to show how the Fund’s performance compares with the returns of an index that is more appropriate given the holdings of the Fund.
[4]	A secondary performance benchmark is provided to show how the Fund’s performance compares with the returns of an index that is more appropriate given the holdings of the Fund.
[5]	A secondary performance benchmark is provided to show how the Fund’s performance compares with the returns of an index that is more appropriate given the holdings of the Fund.
[6]	A secondary performance benchmark is provided to show how the Fund’s performance compares with the returns of an index that is more appropriate given the holdings of the Fund.
[7]	A secondary performance benchmark is provided to show how the Fund’s performance compares with the returns of an index that is more appropriate given the holdings of the Fund.
[8]	A secondary performance benchmark is provided to show how the Fund’s performance compares with the returns of an index that is more appropriate given the holdings of the Fund.
[9]	A secondary performance benchmark is provided to show how the Fund’s performance compares with the returns of an index that is more appropriate given the holdings of the Fund.